GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
General and administrative - other	$ 20,238	$ 9,137
Severance payments	1,461	1,624
Share based payment expense. (note 24(b(ii)))	3,947	1,230
General and administrative	$ 25,646	$ 11,991